Real Estate Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Real Estate Charges [Abstract]
Real estate liability account activity related to office space consolidation initiatives
The following table summarizes the activity in the liability account relating to our 2010 and 2012 office space consolidation initiatives for the following periods:

	Nine Months Ended September 30, 2013	Twelve Months Ended December 31, 2012
	(in thousands)

Balance as of beginning of period	$238,784	$71,164
Expense incurred	17,388	181,589
Deferred rent	327	27,000
Payments made	(48,636)	(42,833)
Interest accretion	3,398	1,864
Balance as of end of period	$211,261	$238,784

The following table summarizes the activity in the liability account relating to our 2010 and 2012 office space consolidation initiatives for the following periods:

	Years Ended December 31,
	2012	2011
	(in thousands)

Balance as of January 1,	$71,164	$89,793
Expense (credit) incurred	181,589	(3,506)
Deferred rent	27,000	2,288
Payments made	(42,833)	(18,696)
Interest accretion	1,864	1,285
Balance as of end of period	$238,784	$71,164